Long-Term Debt - Summary (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 19, 2021
Debt Instrument [Line Items]
Beginning of year	$ 58,028,604	$ 27,329,907	$ 1,110,000
Proceeds	0	28,000,000	30,200,000
Deferred financing costs	(1,221,837)	(2,236,919)	(8,607,786)
PIK interest	400,233	1,300,245	564,151
Amortization of deferred financing costs	998,615	3,635,371	2,123,542
End of period	58,205,615	58,028,604	27,329,907
Less: Current portion	3,050,000	11,780,000
Total long-term debt	55,155,615	46,248,604	27,329,907
Note payable issued in Charm City acquisition		3,750,000	3,750,000
Principal payments		0	(60,000)
Long-term Debt, Fiscal Year Maturity [Abstract]
2023	3,050,000	11,780,000
2024	55,155,615	46,248,604
Total	$ 58,205,615	$ 58,028,604	27,329,907
Charm City Medicus Llc [Member]
Debt Instrument [Line Items]
Note payable issued in Charm City acquisition			$ 2,000,000	$ 2,000,000